ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2018
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's subsidiaries and consolidated VIEs

	Date of	Place of	Percentage
	incorporation/	incorporation/	of legal
	establishment	establishment	ownership	Principal activities
Wholly owned subsidiaries

Yirendai Hong Kong Limited (“Yirendai HK”)	October 8, 2014	Hong Kong	100%	Investment holding

Yi Ren Heng Ye Technology Development (Beijing) Co., Ltd. (“Heng Ye”)	January 8, 2015	PRC	100%	Provision of consultancy information technology support

Chongqing Heng Yu Da Technology Co., Ltd. (“Heng Yu Da”)	March 21, 2016	PRC	100%	Provision of services relating to IT, system maintenance and customer support

Yi Ren Information Consulting (Beijing) Co., Ltd. ("Yi Ren Information")	August 10, 2017	PRC	100%	Provision of borrower acquisition and referral services to institutional funding providers

Chongqing Heng Lang Sheng Technology Co., Ltd. ("Heng Lang Sheng")	May 7, 2018	PRC	100%	Provision of services relating to IT, system maintenance

Chongqing Heng Xin Xin Technology Co., Ltd. ("Heng Xin Xin")	May 7, 2018	PRC	100%	Provision of services relating to IT, system maintenance

Variable interest entities

Heng Cheng Technology Development (Beijing) Co., Ltd. (“Heng Cheng”)	September 15, 2014	PRC	Consolidated VIE	Services for online marketplace connecting borrowers and investors

Huijin No. 28 Single Capital Trust E1 ("Trust No.1")	October 16, 2015	PRC	Consolidated VIE	Investment in loans through the Company's platform

Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan ("ABS plan")	April 22, 2016	PRC	Consolidated VIE	Host of Beneficial Right Asset

Huijin No. 28 Single Capital Trust E2 (“Trust No.2”)	July 8, 2016	PRC	Consolidated VIE	Investment in loans through the Company's platform

Yiren Financial Information Services (Beijing) Co., Ltd. ("Yi Ren Wealth Management")	October 13, 2016	PRC	Consolidated VIE	Wealth Management Consulting Service

Bohai Trust • Zhong Yi Property Trust No.1 (“Zhong Yi Trust”)	April 5, 2017	PRC	Consolidated VIE	Host of Beneficial Right Asset

Huijin No.28 Single Capital Trust E3 (“Trust No.3”)	June 27, 2017	PRC	Consolidated VIE	Investment in loans through the Company’s platform

Bohai Trust • Yirendai Personal Loan Single Capital Trust (“Bohai Trust No.1”)	October 25, 2017	PRC	Consolidated VIE	Investment in loans through the Company’s platform

Huijin No.28 Single Capital Trust E4 (“Trust No.4”)	January 25, 2018	PRC	Consolidated VIE	Investment in loans through the Company’s platform

Huijin No.56 Collective Capital Trust E1 (“Trust No.5”)	April 4,2018	PRC	Consolidated VIE	Investment in loans through the Company’s platform

Yi Heng No.1 Property Right Trust ("Yi Heng No.1 Trust")	June 1, 2018	PRC	Consolidated VIE	Host of Beneficial Right Asset